(FPA CAPITAL FUND, INC. LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

May 30, 2013

Securities and Exchange Commission

Attn: Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:                           FPA Capital Fund, Inc. (“Fund”)
1933 Act File No. 2-28157
1940 Act File No. 811-1596

Post-Effective Amendment No. 63

Dear Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement under the Securities Act of 1933, which is also Amendment No. 41 to its Registration Statement under the Investment Company Act of 1940 on Form N-1A (“Amendment”). The copy of the Amendment includes exhibits and is marked to show changes from the Registrant’s July 30, 2012 Prospectus and Statement of Additional Information.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 to remove references to sales load charges on purchases of shares of the Registrant, which has been removed from all the FPA Funds that had a sales load. This Amendment also includes the applicable revisions made in response to the staff comments on Post-Effective Amendment No. 31 to FPA Perennial Fund, Inc.’s Registration Statement filed on March 1, 2013, a recent filing for another FPA Fund. No filing fee is required.

If you have any questions regarding this filing, please contact Kurt J. Decko of K&L Gates LLP, counsel to the Registrant at Four Embarcadero Center, Suite 1200, San Francisco, CA 94111, (415) 249-1053.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.

cc w/encs.:	Mark D. Perlow
Kurt J. Decko